Significant events and transaction related to the three-month period ended June 30, 2025 (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 BRL (R$)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 BRL (R$)
USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued | $			$ 1,080
USD [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Remuneration on shareholders equity | $	$ 1,448
BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued | R$				R$ 6,000
BRL [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Remuneration on shareholders equity | R$		R$ 8,091